Common Shares - Narrative (Details)				3 Months Ended		6 Months Ended
	Feb. 24, 2023 $ / shares shares	Feb. 23, 2023 $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Apr. 19, 2023 kr / shares shares	Mar. 31, 2023 shares	Feb. 28, 2023 USD ($) shares	Feb. 22, 2023 USD ($) shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Stock authorized during period (in shares)		60,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.10	$ 0.10	$ 0.10	$ 0.10		$ 0.10						$ 0.10
Issue of common shares (in shares)	10,000,000		15,000,000
Common stock, shares issued but not available for trading (in shares)									25,000,000
Common stock, shares issued (in shares)				254,263,598	152,901,508	254,263,598	152,901,508					229,263,598
General and administrative expenses | $				$ 10,300,000	$ 9,600,000	$ 22,700,000	$ 18,800,000
Drew Holdings Limited
Class of Stock [Line Items]
Common stock, shares issued but not available for trading (in shares)			15,000,000								15,000,000
Drew Holdings Limited | Related party
Class of Stock [Line Items]
General and administrative expenses | $				300,000	$ 0	1,000,000.0	$ 0
NYSE
Class of Stock [Line Items]
Common stock, shares issued (in shares)								25,000,000
Oslo Bors
Class of Stock [Line Items]
Common stock, shares issued (in shares)								25,000,000
$250m Convertible Bonds
Class of Stock [Line Items]
Share lending arrangement, consideration | $											$ 0
Principal | $				$ 250,000,000		$ 250,000,000				$ 250,000,000
Share lending arrangement, shares authorized (in shares)				25,000,000		25,000,000				25,000,000
Lending fee, per investor				0.50%		0.50%
Lending fee				1.00%		1.00%
Gross deferred finance charge, share lending arrangement | $			$ 12,400,000	$ 11,400,000		$ 11,400,000
Counterparty default, minimum share price (NOK per share) | kr / shares								kr 56.36
Share lending arrangement, shares outstanding (in shares)				16,154,645		16,154,645			14,232,778
$250m Convertible Bonds | Drew Holdings Limited
Class of Stock [Line Items]
Share lending arrangement, shares issued (in shares)			15,000,000